Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of cash and cash equivalents
Deposits at call	$ 451	$ 412	$ 421
Cash at bank	136,430	128,916	$ 50,005
Trade and other receivables
Other recoverable taxes (Goods and services tax and value-added tax)	646	173
U.S. Tax credits	1,473
Credit Risk | Minimum A Rated
Reconciliation of cash and cash equivalents
Deposits at call	451	412
Cash at bank	136,430	128,916
Trade and other receivables
Receivable from minimum A rated bank deposits (interest)	257	250
Credit Risk | Non-Rated
Trade and other receivables
Receivable from other parties (non-rated)	2,122	801
Credit Risk | Australian Government
Trade and other receivables
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	388	171
Credit Risk | United States Government
Trade and other receivables
Receivable from the Australian Government (Income Tax)	3
U.S. Tax credits	$ 1,473	1,473
Credit Risk | Swiss Government
Trade and other receivables
Receivable from the Swiss Government (Value-Added Tax)		$ 2